Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FlexShares Trust
Entity Central Index Key	0001491978
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000174705
Shareholder Report [Line Items]
Fund Name	CORE SELECT BOND
Trading Symbol	BNDC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Core Select Bond Fund	$4	0.15%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.15%
AssetsNet	$ 131,284,322
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$131,284,322
Number of Portfolio Holdings	21
Portfolio Turnover Rate	22%

C000148066
Shareholder Report [Line Items]
Fund Name	CREDIT-SCORED US CORPORATE BOND INDEX
Trading Symbol	SKOR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Credit-Scored US Corporate Bond Index Fund	$8	0.15%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 507,483,357
Holdings Count | Holding	1,640
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$507,483,357
Number of Portfolio Holdings	1,640
Portfolio Turnover Rate	45%

C000159757
Shareholder Report [Line Items]
Fund Name	CREDIT-SCORED US LONG CORPORATE BOND INDEX
Trading Symbol	LKOR
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	$8	0.15%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 35,399,203
Holdings Count | Holding	834
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$35,399,203
Number of Portfolio Holdings	834
Portfolio Turnover Rate	59%

C000212720
Shareholder Report [Line Items]
Fund Name	DEVELOPED MARKETS EX-US QUALITY LOW VOLATILITY INDEX
Trading Symbol	QLVD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	$9	0.18%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 52,993,165
Holdings Count | Holding	182
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$52,993,165
Number of Portfolio Holdings	182
Portfolio Turnover Rate	24%

C000144481
Shareholder Report [Line Items]
Fund Name	DISCIPLINED DURATION MBS INDEX
Trading Symbol	MBSD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Disciplined Duration MBS Index Fund	$10	0.20%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 83,641,711
Holdings Count | Holding	376
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$83,641,711
Number of Portfolio Holdings	376
Portfolio Turnover Rate	17%

C000212721
Shareholder Report [Line Items]
Fund Name	EMERGING MARKETS QUALITY LOW VOLATILITY INDEX
Trading Symbol	QLVE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Emerging Markets Quality Low Volatility Index Fund	$12	0.25%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
AssetsNet	$ 12,952,932
Holdings Count | Holding	160
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$12,952,932
Number of Portfolio Holdings	160
Portfolio Turnover Rate	25%

C000230178
Shareholder Report [Line Items]
Fund Name	ESG & CLIMATE DEVELOPED MARKETS EX-US CORE INDEX
Trading Symbol	FEDM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	$6	0.12%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 54,105,083
Holdings Count | Holding	238
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$54,105,083
Number of Portfolio Holdings	238
Portfolio Turnover Rate	13%

C000230181
Shareholder Report [Line Items]
Fund Name	ESG & CLIMATE INVESTMENT GRADE CORPORATE CORE INDEX
Trading Symbol	FEIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund	$6	0.12%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 44,819,951
Holdings Count | Holding	811
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$44,819,951
Number of Portfolio Holdings	811
Portfolio Turnover Rate	11%

C000230177
Shareholder Report [Line Items]
Fund Name	ESG & CLIMATE US LARGE CAP CORE INDEX
Trading Symbol	FEUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® ESG & Climate US Large Cap Core Index Fund	$5	0.09%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
AssetsNet	$ 59,704,356
Holdings Count | Holding	126
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$59,704,356
Number of Portfolio Holdings	126
Portfolio Turnover Rate	16%

C000133169
Shareholder Report [Line Items]
Fund Name	GLOBAL QUALITY REAL ESTATE INDEX
Trading Symbol	GQRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Global Quality Real Estate Index Fund	$23	0.45%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 413,942,407
Holdings Count | Holding	161
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$413,942,407
Number of Portfolio Holdings	161
Portfolio Turnover Rate	24%

C000201101
Shareholder Report [Line Items]
Fund Name	HIGH YIELD VALUE-SCORED BOND INDEX
Trading Symbol	HYGV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® High Yield Value-Scored Bond Index Fund	$19	0.37%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 1,277,448,309
Holdings Count | Holding	1,022
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$1,277,448,309
Number of Portfolio Holdings	1,022
Portfolio Turnover Rate	43%

C000102372
Shareholder Report [Line Items]
Fund Name	IBOXX 3-YEAR TARGET DURATION TIPS INDEX
Trading Symbol	TDTT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	$9	0.18%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 2,398,334,662
Holdings Count | Holding	23
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$2,398,334,662
Number of Portfolio Holdings	23
Portfolio Turnover Rate	43%

C000105758
Shareholder Report [Line Items]
Fund Name	IBOXX 5-YEAR TARGET DURATION TIPS INDEX
Trading Symbol	TDTF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	$9	0.18%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 793,674,673
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$793,674,673
Number of Portfolio Holdings	21
Portfolio Turnover Rate	25%

C000119641
Shareholder Report [Line Items]
Fund Name	INTERNATIONAL QUALITY DIVIDEND DYNAMIC INDEX
Trading Symbol	IQDY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® International Quality Dividend Dynamic Index Fund	$25	0.47%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%
AssetsNet	$ 66,029,264
Holdings Count | Holding	198
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$66,029,264
Number of Portfolio Holdings	198
Portfolio Turnover Rate	33%

C000119640
Shareholder Report [Line Items]
Fund Name	INTERNATIONAL QUALITY DIVIDEND INDEX
Trading Symbol	IQDF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® International Quality Dividend Index Fund	$25	0.47%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%
AssetsNet	$ 672,220,456
Holdings Count | Holding	218
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$672,220,456
Number of Portfolio Holdings	218
Portfolio Turnover Rate	32%

C000102369
Shareholder Report [Line Items]
Fund Name	MORNINGSTAR DEVELOPED MARKETS EX-US FACTOR TILT INDEX
Trading Symbol	TLTD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	$21	0.39%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%
AssetsNet	$ 481,019,307
Holdings Count | Holding	2,377
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$481,019,307
Number of Portfolio Holdings	2,377
Portfolio Turnover Rate	13%

C000102370
Shareholder Report [Line Items]
Fund Name	MORNINGSTAR EMERGING MARKETS FACTOR TILT INDEX
Trading Symbol	TLTE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	$29	0.57%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 249,894,087
Holdings Count | Holding	2,925
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$249,894,087
Number of Portfolio Holdings	2,925
Portfolio Turnover Rate	17%

C000102371
Shareholder Report [Line Items]
Fund Name	MORNINGSTAR GLOBAL UPSTREAM NATURAL RESOURCES INDEX
Trading Symbol	GUNR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	$23	0.46%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 4,627,328,756
Holdings Count | Holding	178
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$4,627,328,756
Number of Portfolio Holdings	178
Portfolio Turnover Rate	14%

C000102368
Shareholder Report [Line Items]
Fund Name	MORNINGSTAR US MARKET FACTOR TILT INDEX
Trading Symbol	TILT
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Morningstar US Market Factor Tilt Index Fund	$13	0.25%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 1,588,609,980
Holdings Count | Holding	1,975
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$1,588,609,980
Number of Portfolio Holdings	1,975
Portfolio Turnover Rate	6%

C000119639
Shareholder Report [Line Items]
Fund Name	QUALITY DIVIDEND DEFENSIVE INDEX
Trading Symbol	QDEF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Quality Dividend Defensive Index Fund	$19	0.37%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 399,606,388
Holdings Count | Holding	131
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$399,606,388
Number of Portfolio Holdings	131
Portfolio Turnover Rate	20%

C000119637
Shareholder Report [Line Items]
Fund Name	QUALITY DIVIDEND INDEX
Trading Symbol	QDF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Quality Dividend Index Fund	$18	0.37%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%
AssetsNet	$ 1,705,117,991
Holdings Count | Holding	159
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$1,705,117,991
Number of Portfolio Holdings	159
Portfolio Turnover Rate	20%

C000162239
Shareholder Report [Line Items]
Fund Name	REAL ASSETS ALLOCATION INDEX
Trading Symbol	ASET
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Real Assets Allocation Index Fund	$(9)	(0.07)%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ (9)
Expense Ratio, Percent	(0.07%)
AssetsNet	$ 7,072,868
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$7,072,868
Number of Portfolio Holdings	3
Portfolio Turnover Rate	4%

C000130666
Shareholder Report [Line Items]
Fund Name	STOXX<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> GLOBAL BROAD INFRASTRUCTURE INDEX
Trading Symbol	NFRA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares®STOXX® Global Broad Infrastructure Index Fund	$24	0.47%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 2,345,010,287
Holdings Count | Holding	189
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$2,345,010,287
Number of Portfolio Holdings	189
Portfolio Turnover Rate	8%

C000171076
Shareholder Report [Line Items]
Fund Name	STOXX<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> GLOBAL ESG SELECT INDEX
Trading Symbol	ESGG
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares®STOXX® Global ESG Select Index Fund	$22	0.42%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
AssetsNet	$ 80,864,667
Holdings Count | Holding	766
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$80,864,667
Number of Portfolio Holdings	766
Portfolio Turnover Rate	25%

C000171075
Shareholder Report [Line Items]
Fund Name	STOXX<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US ESG SELECT INDEX
Trading Symbol	ESG
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares®STOXX® US ESG Select Index Fund	$16	0.32%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
AssetsNet	$ 113,114,827
Holdings Count | Holding	265
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$113,114,827
Number of Portfolio Holdings	265
Portfolio Turnover Rate	14%

C000109007
Shareholder Report [Line Items]
Fund Name	ULTRA-SHORT INCOME
Trading Symbol	RAVI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Ultra-Short Income Fund	$13	0.25%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 1,232,173,277
Holdings Count | Holding	249
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$1,232,173,277
Number of Portfolio Holdings	249
Portfolio Turnover Rate	42%

C000159758
Shareholder Report [Line Items]
Fund Name	US QUALITY LARGE CAP INDEX
Trading Symbol	QLC
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® US Quality Large Cap Index Fund	$13	0.25%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 401,808,111
Holdings Count | Holding	166
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$401,808,111
Number of Portfolio Holdings	166
Portfolio Turnover Rate	10%

C000212719
Shareholder Report [Line Items]
Fund Name	US QUALITY LOW VOLATILITY INDEX
Trading Symbol	QLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® US Quality Low Volatility Index Fund	$6	0.11%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
AssetsNet	$ 129,837,777
Holdings Count | Holding	111
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Net Assets	$129,837,777
Number of Portfolio Holdings	111
Portfolio Turnover Rate	22%